UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or
Quarter Ended:                        June 30, 2008
                                      ------------------------------------------

Check here if Amendment |_|; Amendment Number:
                                              ----------------------------------
      This Amendment (Check only one.):   |_| is a restatement.
                                          |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ridgeback Capital Investments L.P.
          ---------------------------------------------
Address:  430 Park Avenue, 12th Floor
          ---------------------------------------------
          New York, New York 10022
          ---------------------------------------------

Form 13F File Number:  28-12856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Ridgeback Capital Investments Ltd.,
        as General Partner,
        by Bud Holman
        -----------------------------------------------
Title:  Director
        -----------------------------------------------
Phone:  (212) 808-7729
        -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Bud Holman                       New York, New York       August 14, 2008
-------------------------------   ---------------------------   ----------------
       [Signature]                       [City, State]                [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgeback Capital Management LLC maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LLC. Ridgeback Capital Management LLC, Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2
                                         ------------------------------
Form 13F Information Table Entry Total:   22
                                         ------------------------------
Form 13F Information Table Value Total:  $854,012
                                         ------------------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.    Form 13F File        Name
               Number

        1      28-  12280           Ridgeback Capital Management LLC
                    ------------    --------------------------------------------
        2      28-  12277           Ridgeback Capital Investments Ltd.
                    ------------    --------------------------------------------

                           FORM 13F INFORMATION TABLE

COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
--------         --------    --------   --------       --------         --------    --------         --------

                 TITLE OF                VALUE     SHRS OR    SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER   CLASS        CUSIP     (x$1000)   PRNAMT     PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------   --------     -----     --------   ------     ---   ----  ----------   --------   ----   ------   ----

Acorda            Common    00484M106   $98,490  3,000,000   SH            Sole        1,2                      3,000,000
Therapeutics      Stock
Inc.

Altus
Pharmaceuticals   Common    02216N105    $2,336    525,000   SH            Sole        1,2                        525,000
Inc.              Stock

AP Pharma Inc.    Common    00202J203      $835    732,891   SH            Sole        1,2                        732,891
                  Stock

Avigen Inc.       Common    053690103    $3,612  1,249,707   SH            Sole        1,2                      1,249,707
                  Stock

Biodel Inc.       Common    09064M105   $30,550  2,350,000   SH            Sole        1,2                      2,350,000
                  Stock

Biodelivery
Sciences Int'l    Common    09060J106    $1,282    552,523   SH            Sole        1,2                        552,523
Inc.              Stock

Chelsea
Therapeutics      Common    163428105   $14,468  2,964,735   SH            Sole        1,2                      2,964,735
Int'l, Ltd.       Stock

Discovery
Laboratories,     Common    254668106      $650    393,798   SH            Sole        1,2                        393,798
Inc.              Stock

Energy
Conversion        Common    292659109   $36,820    500,000   SH            Sole        1,2                        500,000
Devices, Inc.     Stock

Human Genome      Common    444903108    $3,387    650,000   SH            Sole        1,2                        650,000
Sciences Inc.     Stock

Incyte Corp.      Common    45337C102   $43,895  5,768,093   SH            Sole        1,2                      5,768,093
                  Stock

Isolagen Inc.     Common    46488N103      $909  2,754,900   SH            Sole        1,2                      2,754,900
                  Stock

Maxygen Inc.      Common    577776107    $3,643  1,074,526   SH            Sole        1,2                      1,074,526
                  Stock

Momenta
Pharmaceuticals   Common    60877T100   $20,274  1,648,326   SH            Sole        1,2                      1,648,326
Inc.              Stock

COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
--------         --------    --------   --------       --------         --------    --------         --------

                 TITLE OF                VALUE     SHRS OR    SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER   CLASS        CUSIP     (x$1000)   PRNAMT     PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------   --------     -----     --------   ------     ---   ----  ----------   --------   ----   ------   ----

Nektar            Common    640268108     $1,541    460,000   SH            Sole        1,2                      460,000
Therapeutics      Stock

Pipex
Pharmaceuticals,  Common    724153200       $808  1,062,989   SH            Sole        1,2                    1,062,989
Inc.              Stock

Poniard
Pharmaceuticals   Common    732449301     $2,285    539,000   SH            Sole        1,2                      539,000
Inc.              Stock

Savient
Pharmaceuticals   Common    80517Q100   $103,411  4,087,402   SH            Sole        1,2                    4,087,402
Inc.              Stock

Schering-Plough   Common    806605101   $167,267  8,495,000   SH            Sole        1,2                    8,495,000
Corporation       Stock

Sequenom, Inc.    Common    817337405   $113,635  7,120,000   SH            Sole        1,2                    7,120,000
                  Stock

Wyeth             Common    983024100   $168,340  3,510,000   SH            Sole        1,2                    3,510,000
                  Stock

Zymogenetics      Common    98985T109    $35,574  4,224,954   SH            Sole        1,2                    4,224,954
Inc.              Stock